DEBT AND OTHER CREDIT ARRANGEMENTS (Interest expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Interest Expense [Abstract]
Interest Cost Incurred	$ 195	$ 212	$ 184
Less: Capitalized on Construction	23	21	22
Interest Expense	$ 172	$ 191	$ 162